Credit facility (Details Narrative) - CAD ($) $ in Thousands			12 Months Ended
	Feb. 26, 2025	May 09, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Instruments [Line Items]
Cash and cash equivalent			$ 8,530	$ 16,133
Loans receivable, net			58,620	61,717
Interest expense			$ 6,702	6,064	$ 4,640
Credit facility [Member]
Disclosure of Financial Instruments [Line Items]
Description for interest rate			the Company amended its credit facility to extend the maturity date by three years, until January 2, 2029. Additionally, the interest rate was reduced by 100 basis points to 7% plus the Secured Overnight Financing Rate ("SOFR").The effective interest rate for the year ended December 31, 2024 on the facility was SOFR plus 8% with no floor.
Description for fee payable under facility			There is a 0.33% fee on the undrawn portion of the $60,000 facility.
Undrawn portion under credit facility			$ 60,000
Cash and cash equivalent			254	316
Loans receivable, net			58,620	61,717
Notional amount			60,000
Earlier maturity date		Jul. 02, 2025
Latest maturity date	Jan. 02, 2029	Jan. 02, 2026
Interest rate, reduced basis point	1.00%
Principal And Interest Outstanding Balance			48,792	49,405	$ 46,180
Interest expense			$ 6,702	$ 6,064
Credit facility [Member] | Secured overnight financing rate [member]
Disclosure of Financial Instruments [Line Items]
Interest rates	7.00%		8.00%